As filed with the Securities and Exchange Commission on April 8, 2010

                                          Securities Act File No. 333-48456
                                  Investment Company Act File No. 811-10183
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 35                X

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                      X

                                Amendment No. 37

                           MET INVESTORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614
                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 848-3854
       ------------------------------------------------------------------

                               Elizabeth M. Forget
                            -------------------------
                                    President
                           Met Investors Series Trust
               5 Park Plaza, Suite 1900, Irvine, California 92614
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                     1666 K St., N.W. Washington, D.C. 20006
             ------------------------------------------------------

            It is proposed that this filing will become effective:
__          immediately upon filing pursuant to paragraph (b)
 X          on April 30, 2010 pursuant to paragraph (b)
__          60 days after filing pursuant to paragraph (a)(1)
__          on ____________ pursuant to paragraph (a)(1)
__          75 days after filing pursuant to paragraph (a)(2)
__          on _____ pursuant to paragraph (a)(2) of Rule 485
 X          This post-effective amendment designates a new effective date
__          for a previously filed post-effective amendment.

This   amendment   is  being  filed  solely  to  delay  the   effectiveness   of
Post-Effective Amendment No. 33.


-----------------------------------------



The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM Technology Portfolio), Oppenheimer Capital Appreciation Portfolio, MFS Mid-Cap Growth Portfolio (currently known as T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio), Met/AIM Small-Cap Growth Portfolio, Met/AIM Mid-Cap Core Equity Portfolio (currently known as Lazard Mid-Cap Portfolio), State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small-Cap Value Portfolio, PIMCO Inflation Protected Bond Portfolio, Met/American Growth Portfolio (currently known as American Funds Growth Portfolio), Met/American International Portfolio (currently known as American Funds International Portfolio), Met/American Growth-Income Portfolio (currently known as American Funds Growth-Income Portfolio), Met/American Bond Portfolio (currently known as American Funds Bond Portfolio), Neuberger Berman Real Estate Portfolio (currently known as Clarion Global Real Estate Portfolio), Turner Mid-Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife
Defensive  Strategy  Portfolio,  MetLife Moderate  Strategy  Portfolio,  MetLife
Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio, Van Kampen Comstock Portfolio, Lord Abbett Growth Opportunities Portfolio (currently known as Morgan Stanley Mid-Cap Growth Portfolio), Cyclical Growth and Income ETF Portfolio (currently known as SSgA Growth and Income ETF Portfolio), Cyclical Growth ETF Portfolio (currently known as SSgA Growth ETF Portfolio), Legg Mason Value Equity Portfolio, Batterymarch Growth and Income Portfolio, Federated High Yield Portfolio (currently known as BlackRock High Yield Portfolio), Loomis Sayles Global Markets Portfolio, Princeton Large-Cap Core Portfolio (currently known as BlackRock Large-Cap Core Portfolio), MFS Emerging Markets Equity Portfolio, Pioneer Fund Portfolio, Pioneer Strategic Income Portfolio, Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio (currently known as Janus Forty Portfolio), Rainier Large Cap Equity Portfolio, Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio, Met/Templeton Growth Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, American Funds Global Small Capitalization Portfolio, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, American Funds Growth Allocation Portfolio, Met/Templeton International Bond Portfolio and Met/Eaton Vance Floating Rate Portfolio.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 32 to its registration statement as filed with the Securities and Exchange Commission on May 1, 2009 as Accession # 0001193125-09-095839.

This  filing   incorporates   by   reference   the   information   contained  in
Post-Effective Amendment No. 33 as filed with the Securities and Exchange Commission on February 9, 2010 as Accession #0001193125-10-025519.

                               SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Irvine, State of California on the 7th day of April, 2010.

                                      MET INVESTORS SERIES TRUST
                                               Registrant


                                      By: /s/ Elizabeth M. Forget
                                              -----------------------
                                              Elizabeth M. Forget
                                              President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                                          Title                                  Date
---------                                          -----                                  ----
/s/ Elizabeth M. Forget                            President (principal executive      April 7, 2010
-----------------------                            officer, Trustee
Elizabeth M. Forget

/s/ Jeffrey A. Tupper                              Chief Financial Officer and         April 7, 2010
-----------------------                            Treasurer
Jeffrey A. Tupper                                  (principal financial and
                                                   accounting officer)

/s/Stephen M. Alderman*                            Trustee                             April 7, 2010
-----------------------
Stephen M. Alderman

/s/Jack R. Borsting*                               Trustee                             April 7, 2010
--------------------
Jack R. Borsting

/s/ Robert Boulware*                               Trustee                             April 7, 2010
--------------------
Robert Boulware

/s/Daniel A. Doyle*                                Trustee                             April 7, 2010
-------------------
Daniel A. Doyle

/s/ Susan C. Gause*                                Trustee                             April 7, 2010
-------------------
Susan C. Gause

/s/Dawn M. Vroegop*                                Trustee                             April 7, 2010
-------------------
Dawn M. Vroegop


* By: /s/Robert N. Hickey
      ------------------------------
         Robert N. Hickey
         Attorney-in-fact

